Share Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 shares
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options | shares	911,064	1,412,772	2,991,778		5,983,900
Weighted average remaining contractual life of options outstanding at end of year:	1 year 10 months 17 days	2 years 10 months 28 days
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.000076
Share options | shares	219,210	256,210
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.27
Share options | shares	691,854	1,156,562
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options	43,813,426	48,104,542	24,792,940	43,813,426	21,151,186
Weighted average remaining contractual life of options outstanding at end of year:	7 years 2 months 19 days	8 years 1 month 13 days
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.27
Share options | shares	539,620	818,024
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 1.93
Share options | shares	14,213,356	15,952,792
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	10,527,104	12,871,384
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 3.32
Share options | shares	2,011,512	307,792
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	254,952	579,952
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 5.29
Share options | shares	5,283,344	5,803,160
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	3,767,380	4,015,280
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	7,047,078	7,587,078
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 9.53
Share options | shares	169,080	169,080
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 2.24
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	4.04
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.2
2017 Restricted Share Scheme and 2017 Option Plan | Bottom of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	7.05
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	2.32
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	4.24
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.37
2017 Restricted Share Scheme and 2017 Option Plan | Top of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 7.61